Parasnand Madho
Director
Corporate Actions & Market Watch

Received SEC
APR 07 2014
Washington, DC 20549

NYSE EURONEXT

14005658

001-32591

April 7, 2014

Chief, Information Technology
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934,Seaspan Corporation, 6.375% Notes due 2019, and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on April 7, 2014. Tentative listing date – April 8, 2014.

Sincerely,

pmadho@nyx.com
NYSE Euronext, 11 Wall Street, 15th Floor, New York, NY 10005, United States

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